UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Investment Group, LLC
Address: 500 Mamaroneck Avenue
         4th Floor
         Harrison, New York  10528

13F File Number:  28-11231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell A. Thompson
Title:     Deputy General Counsel & Chief Compliance Officer
Phone:     914-670-4335

Signature, Place, and Date of Signing:

     /s/ Russell A. Thompson     Harrison, New York     May 13, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11307                      Dolphin Financial Partners, LLC
       28-10727                      Havens Advisors LLC
       28-13382                      Tricadia Capital Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $33,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERNATIVE ASSET MGMT ACQU    *W EXP 08/01/201 02149U119       12  1242371 SH       DEFINED                     0  1242371        0
AMBASSADORS INTL INC           COM              023178106      106   293759 SH       DEFINED                     0   293759        0
CALPINE CORP                   COM NEW          131347304      203    29790 SH       DEFINED                     0    29790        0
CHAMPION ENTERPRISES INC       NOTE 2.750%11/0  158496AC3     1059  7000000 PRN      DEFINED                     0  7000000        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109       23    14724 SH       DEFINED                     0    14724        0
CLARIENT INC                   COM              180489106      115    51255 SH       DEFINED                     0    51255        0
DANA HOLDING CORP              COM              235825205       10    21713 SH       DEFINED                     0    21713        0
DDI CORP                       COM 0.0001 NEW   233162502     1258   408399 SH       DEFINED                     0   408399        0
DELTA AIR LINES INC DEL        COM NEW          247361702      540    95988 SH       DEFINED                     0    95988        0
DEUTSCHE BK AG LONDON BRH      PS CR OIL DD ETN 25154K882      277   100000 SH       DEFINED                     0   100000        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      762   300000 SH       DEFINED                     0   300000        0
GLOBAL INCOME&CURRENCY FD IN   COM              378968101      201    15000 SH       DEFINED                     0    15000        0
GRAPHIC PACKAGING HLDG CO      COM              388689101      438   503007 SH       DEFINED                     0   503007        0
GSC ACQUISITION COMPANY        *W EXP 06/25/201 40053G114        2   791676 SH       DEFINED                     0   791676        0
HYTHIAM INC                    COM              44919F104      311  1004343 SH       DEFINED                     0  1004343        0
IPCS INC                       COM NEW          44980Y305     2519   259389 SH       DEFINED                     0   259389        0
ISHARES SILVER TRUST           ISHARES          46428Q109      703    55000 SH       DEFINED                     0    55000        0
ISTAR FINL INC                 COM              45031U101      281   100000 SH       DEFINED                     0   100000        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      209   772455 SH       DEFINED                     0   772455        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      193    30000 SH  CALL DEFINED                     0    30000        0
MINEFINDERS LTD                COM              602900102     1010   129200 SH       DEFINED                     0   129200        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126       17    16368 SH       DEFINED                     0    16368        0
NATHANS FAMOUS INC NEW         COM              632347100     4376   350100 SH       DEFINED                     0   350100        0
NEWELL RUBBERMAID INC          COM              651229106      319    50000 SH       DEFINED                     0    50000        0
NEWTEK BUSINESS SVCS INC       COM              652526104      135   387090 SH       DEFINED                     0   387090        0
PAN AMERICAN SILVER CORP       COM              697900108      547    30940 SH       DEFINED                     0    30940        0
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3    11404 16005000 PRN      DEFINED                     0 16005000        0
PMI GROUP INC                  COM              69344M101       19    30000 SH       DEFINED                     0    30000        0
PROTECTION ONE INC             COM NEW          743663403     3696  1158533 SH       DEFINED                     0  1158533        0
RADIAN GROUP INC               COM              750236101       56    30843 SH       DEFINED                     0    30843        0
RURAL / METRO CORP             COM              781748108        9    10746 SH       DEFINED                     0    10746        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      125  2500000 SH  CALL DEFINED                     0  2500000        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      197  1316096 SH       DEFINED                     0  1316096        0
VICTORY ACQUISITION CORP       COM              92644D100     1806   182400 SH       DEFINED                     0   182400        0
XCORPOREAL INC                 COM              98400P104      315   926920 SH       DEFINED                     0   926920        0